Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income (loss)	$ 97,388	$ 7,431	$ (14,575)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Allowance for accounts receivable	340	546	636
Depreciation	28,019	28,148	28,133
Amortization of intangible assets	5,642	5,987	6,612
Amortization of deferred financing costs	589	758	1,098
Amortization of discount on long-term debt	0	764	671
Stock-based compensation	3,512	3,802	3,207
Deferred income taxes	10,173	5,429	(4,909)
Deferred tax valuation allowance	(80,669)	(3,552)	7,277
Restructuring expense, non-cash portion	0	0	244
Loss on early extinguishment of debt	282	5,599	16,339
Other non-cash items, net	(390)	(462)	(323)
Changes in operating assets and liabilities, net of effect of business acquisitions:
Accounts receivable	729	(6,898)	(5,133)
Inventory	(967)	(2,220)	376
Prepaid expenses and other assets	2,296	(1,830)	1,966
Accounts payable and accrued expenses	(6,963)	6,510	5,179
Net cash provided by operating activities	59,981	50,012	46,798
Cash flows from investing activities
Capital expenditures	(14,245)	(13,269)	(18,191)
Payments for businesses acquired, net of cash acquired	(142)	(342)	0
Other	731	(185)	741
Net cash used in investing activities	(13,656)	(13,796)	(17,450)
Cash flows from financing activities
Proceeds from stock option exercises	673	1,227	59
Proceeds from issuance of common stock under Employee Stock Purchase Plan	111	82	30
Share repurchases - shares surrendered for tax withholding	(204)	(240)	(124)
Contingent consideration on prior acquisitions	(413)	0	0
Proceeds from borrowings on long-term debt agreements	0	175,000	196,402
Payments of debt extinguishment costs	0	0	(11,330)
Early extinguishment of long-term debt	(14,500)	(194,500)	(200,000)
Payments on long-term debt agreements and capital leases	(27,329)	(19,217)	(12,379)
Net (repayments) borrowings under revolving credit facilities	(1,888)	98	(237)
Payment of deferred financing costs	(25)	(2,735)	(2,220)
Payment of hedge premium	(632)		0
Dividends paid to noncontrolling interest	0	(486)	(485)
Net cash used in financing activities	(44,207)	(40,771)	(30,284)
Effect of foreign currency translation on cash balances	(791)	(171)	277
Net change in cash and cash equivalents	1,327	(4,726)	(659)
Cash and cash equivalents at beginning of period	22,636	27,362	28,021
Cash and cash equivalents at end of period	23,963	22,636	27,362
Supplemental disclosure of cash flow information:
Cash paid for interest	7,247	13,303	22,873
Income taxes paid (received), net	721	548	(3,345)
Noncash financing activities:
Capital lease obligations incurred	13,157	19,055	10,399
Liabilities in connection with the acquisition of businesses	0	1,768	0
Liabilities in connection with deferred financing costs	$ 0	$ 8	$ 433